Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Paradigm Value Fund | S&P 500 Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Paradigm Value Fund | Russell 2000 Value Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Paradigm Value Fund | Paradigm Value Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.72%	6.95%	10.19%
Paradigm Value Fund | Paradigm Value Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.45%	4.62%	7.98%
Paradigm Value Fund | Paradigm Value Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.50%	5.31%	7.89%
Paradigm Select Fund | S&P 500 Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Paradigm Select Fund | Russell 2500 Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.91%	7.26%	10.41%
Paradigm Select Fund | Paradigm Select Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	13.27%	10.12%	13.10%
Paradigm Select Fund | Paradigm Select Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.24%	10.07%	12.77%
Paradigm Select Fund | Paradigm Select Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.89%	8.02%	10.82%
Paradigm Micro-Cap Fund | S&P 500 Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Paradigm Micro-Cap Fund | Russell Microcap Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.98%	7.32%	9.58%
Paradigm Micro-Cap Fund | Paradigm Micro-Cap Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	(4.79%)	5.29%	11.81%
Paradigm Micro-Cap Fund | Paradigm Micro-Cap Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(7.86%)	4.25%	10.35%
Paradigm Micro-Cap Fund | Paradigm Micro-Cap Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.58%)	4.15%	9.38%